RELATED PARTY INFORMATION - Schedule of Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
FCA Group
Related Party Transaction [Line Items]
Net sales	$ 160	$ 199
Cost of goods sold	113	136
Selling, general and administrative expenses	33	38
Trade receivables	9		$ 10
Trade payables	110		118
Unconsolidated subsidiaries and affiliates
Related Party Transaction [Line Items]
Net sales	251	319
Cost of goods sold	106	$ 95
Trade receivables	158		107
Trade payables	$ 106		$ 103